Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Founder Funds Trust
Entity Central Index Key	0002077057
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Founders 100 ETF
Shareholder Report [Line Items]
Fund Name	Founders 100 ETF
Class Name	Founders 100 ETF
Trading Symbol	FFF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Founders 100 ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.founderetfs.com/fff. You can also request this information by contacting us at 1-866-315-5322.
Additional Information Phone Number	1-866-315-5322
Additional Information Website	https://www.founderetfs.com/fff
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Founders 100 ETF	$37	0.75%
[1]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We launched the Founders 100 ETF (ticker FFF) on December 17, 2025. As the Fund has not completed a full fiscal year, results cover a partial period and are not annualized. During H1 26, markets were volatile, with our benchmark returning 10.20% on a total-return basis. Software, our largest GICS industry exposure at ~33%, fell sharply during Q1 as investors feared that artificial intelligence (AI) could replace traditional Software. The sell-off, dubbed the “SaaSpocalypse,” created meaningful short-term pressure on the Fund. We maintained conviction in our Software holdings and our thesis that AI will ultimately become Software’s largest customer, driving demand for observability, cybersecurity, developer tools, and cloud platforms. As AI adoption accelerated and company fundamentals remained resilient, Software rebounded strongly. The Fund also benefited from its differentiated Founder-Led portfolio and security selection across 10 of the 11 GICS Sectors. By June 30th, the recovery in several of our highest-conviction holdings helped FFF rebound from its Q1 drawdown and outperform its benchmark for the reporting period. Past performance does not guarantee future results.
From inception through June 30, 2026, Dell (DELL), CrowdStrike (CRWD), Fortinet (FTNT), Snowflake (SNOW), and Comfort Systems (FIX) were FFF’s top five contributors to performance. DELL and FIX benefited from the multi-year AI data center construction supercycle, translating strong infrastructure demand into rapid revenue and earnings growth. CRWD and FTNT benefited from rising cybersecurity demand as AI expands the attack surface through increasingly sophisticated external threats and the proliferation of enterprise AI agents. SNOW benefited from growing demand for the data warehousing and analytics infrastructure needed to power AI applications. Palantir (PLTR), Salesforce (CRM), Oracle (ORCL), Shopify (SHOP), and Meta (META) were the Fund’s top five detractors. PLTR and CRM were pressured by “SaaSpocalypse” fears that AI could replace traditional software, while ORCL and META faced investor concerns over accelerating AI data center capital spending. SHOP was pressured by concern of lower US consumer spending. Our long-term bullish AI thesis remains unchanged: Over the next five years, we believe AI will become Software’s largest customer, security software will become essential, today’s AI capital spending will build valuable, long-lived infrastructure capable of generating free cash flow for decades, and AI will empower more entrepreneurs to build more businesses. We believe AI adoption will accelerate with demand outpacing supply. We see the “Big 5” hyperscalers (GOOGL, AMZN, META, MSFT/OpenAI, and SPCX) vertically integrating models, chips, and data centers, while NVDA finances “sovereign AI” projects with secure land, power, and permits to maximize chip sales.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (12/17/2025)
Founders 100 ETF NAV	-2.20
Solactive GBS United States 500 Index TR	12.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.founderetfs.com/fff for more recent performance information.
Net Assets	$ 5,050,584
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,050,584
Number of Holdings	100
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Technology	47.5%
Communications	20.9%
Financial	14.1%
Consumer, Non-cyclical	8.3%
Industrial	7.0%
Consumer, Cyclical	1.1%
Basic Materials	0.7%
Energy	0.6%
Cash & Other	-0.2%

Top 10 Issuers	(%)
Meta Platforms, Inc.	6.3%
NVIDIA Corp.	6.1%
Dell Technologies, Inc.	6.0%
Palantir Technologies, Inc.	4.9%
Oracle Corp.	4.7%
Crowdstrike Holdings, Inc.	4.4%
AppLovin Corp.	3.7%
Shopify, Inc.	3.5%
Blackstone, Inc.	3.4%
Blackrock, Inc.	3.2%

Updated Prospectus Web Address	https://www.founderetfs.com/fff

[1]
*	Annualized